Property, Plant and Equipment Disclosure: Property, Plant and Equipment (Details) - USD ($)	May 31, 2016	Aug. 31, 2015
Details
Computer and equipment & truck	$ 282,416	$ 282,399
Less: Accumulated depreciation/amortization	(220,698)	(169,198)
Property, Plant and Equipment, Net	$ 61,718	$ 113,201